Volkswagen Auto Loan Enhanced Trust 2018-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-2018	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/18/2018
2	Payment Date		12/20/2018
3	Collection Period	9/29/2018	11/30/2018	63
4	Monthly Interest Period - Actual/360	11/21/2018	12/19/2018	29
5	Monthly Interest - 30/360			29

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		238,000,000.00	238,000,000.00	74,054,526.79	163,945,473.21	0.6888465
7	Class A-2-A Notes		275,000,000.00	275,000,000.00	—	275,000,000.00	1.0000000
8	Class A-2-B Notes		50,000,000.00	50,000,000.00	—	50,000,000.00	1.0000000
9	Class A-3 Notes		337,000,000.00	337,000,000.00	—	337,000,000.00	1.0000000
10	Class A-4 Notes		100,000,000.00	100,000,000.00	—	100,000,000.00	1.0000000

11	Total Securities		$1,000,000,000.00	$1,000,000,000.00	$74,054,526.79	$925,945,473.21

12	Overcollateralization		30,934,557.54	30,934,557.54		30,934,557.54

13	Adjusted Pool Balance		$1,030,934,557.54	$1,030,934,557.54	$74,054,526.79	$956,880,030.75

14	YSOC		65,149,170.03	65,149,170.03		60,625,525.90

15	Net Pool Balance		$1,096,083,727.57	$1,096,083,727.57	$74,054,526.79	$1,017,505,556.65

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	2.75762%	N/A	528,697.03	2.2214161	74,583,223.82	313.3748900
17	Class A-2-A Notes	3.05000%	N/A	675,659.72	2.4569444	675,659.72	2.4569444
18	Class A-2-B Notes	2.45664%	2.29664%	98,948.00	1.9789600	98,948.00	1.9789600
19	Class A-3 Notes	3.25000%	N/A	882,284.72	2.6180555	882,284.72	2.6180555
20	Class A-4 Notes	3.33000%	N/A	268,250.00	2.6825000	268,250.00	2.6825000

21	Total Securities			2,453,839.47		76,508,366.26

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	36,986,460.16
23	Scheduled Interest Payments Received	6,902,296.93
24	Prepayments of Principal Received	40,647,314.57
25	Liquidation Proceeds	744,420.45
26	Recoveries Received	39,000.43
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	85,319,492.54

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	603.33

31	Total Available Funds, prior to Servicer Advances	85,320,095.87

32	Servicer Advance (Item 71)	—

33	Total Available Funds + Servicer Advance	85,320,095.87

34	Reserve Account Draw Amount (Item 74)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	85,320,095.87

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 77)	—
37	Servicing Fees (Item 41)	913,403.11
38	Class A Noteholder Interest (Item 50)	2,453,839.47
39	Principal Distribution Amount (Item 75)	74,054,526.79
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	7,898,326.51

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	913,403.11	—	913,403.11

	Pro rata:
45	Class A-1 Interest	528,697.03	—	528,697.03
46	Class A-2-A Interest	675,659.72	—	675,659.72
47	Class A-2-B Interest	98,948.00		98,948.00
48	Class A-3 Interest	882,284.72	—	882,284.72
49	Class A-4 Interest	268,250.00	—	268,250.00
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	2,453,839.47	—	2,453,839.47

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			1,030,934,557.54
57	Beginning Net Pool Balance		1,096,083,727.57
58	Receipts of Scheduled Principal		(36,986,460.16)
59	Receipts of Prepaid Principal		(40,647,314.57)
60	Liquidation Proceeds		(744,420.45)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(199,975.74)

64	Ending Net Pool Balance		1,017,505,556.65
65	Yield Supplement Overcollateralization Amount		60,625,525.90

66	Adjusted Pool Balance		956,880,030.75
67	Less: Adjusted Pool Balance - End of Collection Period			956,880,030.75

68	Calculated Principal Distribution Amount			74,054,526.79

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 28)			85,320,095.87
70	Less: Prior Advance Reimbursement (Item 33)			—
71	Less: Servicing Fees Paid (Item 34)			913,403.11
72	Less: Interest Paid to Noteholders (Item 35)			2,453,839.47
73	Less: Calculated Principal Distribution (Item 63)			74,054,526.79

74	Equals: Remaining Available Funds before Servicer Advance			7,898,326.51
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

76	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			7,898,326.51
78	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

79	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

80	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			74,054,526.79

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $2,577,336.39, and (b) the aggregate note balance)			2,577,336.39
86	Initial Reserve Account Balance			2,577,336.39
87	Beginning Reserve Account Balance			2,577,336.39
88	Plus: Net Investment Income for the Collection Period			603.33

89	Subtotal: Reserve Fund Available for Distribution			2,577,939.72
90	Plus: Deposit of Excess Available Funds (Item 37)			—
91	Less: Reserve Account Draw Amount (Item 74)			—

92	Subtotal Reserve Account Balance			2,577,939.72
93	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			603.33

94	Equals: Ending Reserve Account Balance			2,577,336.39

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
96	Net Pool Balance	1,096,083,728	1,096,083,728	1,017,505,557
97	Number of Current Contracts	50,798	50,798	49,156
98	Weighted Average Loan Rate	3.77%	3.77%	3.76%
99	Average Remaining Term	54.5	54.5	52.7
100	Average Original Term	64.5	64.5	64.7
101	Monthly Prepayment Rate - October Collections			1.81%
102	Monthly Prepayment Rate - November Collections			1.50%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables		47	937,423.47
104	Liquidation Proceeds on Related Vehicles			737,447.73
105	Recoveries Received on Receivables Previously Charged Off			39,000.43

106	Net Principal Losses for Current Collection Period		47	160,975.31

107	Beginning Net Principal Losses		—	—
108	Net Principal Losses for Current Collection Period		47	160,975.31

109	Cumulative Net Principal Losses		47	160,975.31

110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,074,364,168.57)			0.01%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
111	Current	99.58%	48,979	1,013,248,802.41
112	31 - 60 Days Delinquent	0.36%	156	3,651,393.56
113	61 - 90 Days Delinquent	0.06%	21	605,360.68
114	91-120 Days Delinquent1	0.00%	—	—

115	Total	100.00%	49,156	1,017,505,556.65

H.	DELINQUENCY AND NET LOSS RATIOS
116	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.01%
118	Prior Period			N/A
119	Two Periods Prior			N/A
120	Three Periods Prior			N/A

121	Four Period Average (Current and Three Prior Collection Periods)			0.01%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
122	Current Period			0.06%
123	Prior Period			N/A
124	Two Periods Prior			N/A
125	Three Periods Prior			N/A

126	Four Period Average (Current and Three Prior Collection Periods)			0.06%

127	Delinquncy Trigger			4.48%
128	Delinquency Percentage (61-Day Delinquent Receivables)			0.06%
129	Delinquency Trigger occurred in this collection Period?			No

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

	Credit Risk Retention Information (To appear on the first servicing certificate after closing)
	Pursuant to the Securities and Exchange Commission’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), VW Credit, Inc. is required to retain an economic interest in the credit risk of the receivables with a fair value of at least 5% of the aggregate fair value of the notes and the certificate on the Closing Date. Volkswagen Auto Lease/Loan Underwritten Funding, LLC, the depositor and a wholly-owned affiliate of VW Credit, Inc., retained all of the certificates as of the Closing Date as an “eligible horizontal residual interest” (“EHRI”). VW Credit, Inc. recalculated the fair value of EHRI as of the Closing Date, and no changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $74,587,684.82 (6.94% expressed as a percentage of the fair value of the EHRI and the Notes). The depositor is retaining a sufficient portion of the certificates necessary to satisfy the requirements of Regulation RR.

[1]

Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero. Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer